Total Capital and Net Income Per Unit Net Income (Loss) Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Class of Stock [Line Items]
Limited partners’ interest in net income (loss)	$ 46,040	$ 37,796	$ 125,780	$ (834)
Weighted average number of common units	86,970,999	82,197,665	86,963,374	79,629,623
Dilutive effect of unit-based compensation	162,147	64,570	149,142	0
Weighted average number of common units and common unit equivalents (in units)	87,133,146	82,262,235	87,112,516	79,629,623
Basic (usd per unit)	$ 0.53	$ 0.46	$ 1.45	$ (0.01)
Diluted (usd per unit)	$ 0.53	$ 0.46	$ 1.44	$ (0.01)
Limited Partners | Preferred Units
Class of Stock [Line Items]
Dividends, Preferred Stock, Cash	$ 6,400	$ 6,400	$ 12,900	$ 12,900